Stock-Based Compensation - Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Service-based vesting stock options
Number of Shares
Outstanding (in shares)	28,154,819
Granted (in shares)	0
Exercised (in shares)	(11,990,205)
Forfeited/canceled (in shares)	(4,579,589)
Outstanding (in shares)	11,585,025	28,154,819
Exercisable (in shares)	7,487,907
Vested and expected to vest (in shares)	11,585,025
Vested and exercisable (in shares)	7,487,907
Weighted-Average Exercise Price
Outstanding (in usd per share)	$ 5.74
Granted (in usd per share)	0
Exercised (in usd per share)	2.19
Forfeited/canceled (in usd per share)	11.71
Outstanding (in usd per share)	7.15	$ 5.74
Exercisable (in usd per share)	9.20
Vested and expected to vest (in usd per share)	7.15
Vested and exercisable (in usd per share)	$ 9.20
Weighted Average Remaining Contractual Life
Outstanding	6 years 4 months 24 days	6 years 4 months 24 days
Exercisable	5 years 6 months
Vested and expected to vest	6 years 4 months 24 days
Vested and exercisable	5 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 49,478	$ 12,534
Exercisable	25,579
Vested and expected to vest	49,478
Vested and exercisable	$ 25,579
Service-based vesting stock options | Previously Reported
Number of Shares
Outstanding (in shares)	34,077,898
Outstanding (in shares)		34,077,898
Weighted-Average Exercise Price
Outstanding (in usd per share)	$ 4.74
Outstanding (in usd per share)		$ 4.74
Service-based vesting stock options | Revision of Prior Period, Adjustment
Number of Shares
Outstanding (in shares)	(5,923,079)
Outstanding (in shares)		(5,923,079)
Weighted-Average Exercise Price
Outstanding (in usd per share)	$ 1.00
Outstanding (in usd per share)		$ 1.00
Service, performance and market-based vesting stock options
Number of Shares
Outstanding (in shares)	12,857,582
Granted (in shares)	0
Exercised (in shares)	0
Forfeited/canceled (in shares)	(5,204,997)
Outstanding (in shares)	7,652,585	12,857,582
Exercisable (in shares)	0
Vested and expected to vest (in shares)	7,652,585
Vested and exercisable (in shares)	0
Weighted-Average Exercise Price
Outstanding (in usd per share)	$ 2.53
Granted (in usd per share)	0
Exercised (in usd per share)	0
Forfeited/canceled (in usd per share)	2.54
Outstanding (in usd per share)	2.54	$ 2.53
Exercisable (in usd per share)	0
Vested and expected to vest (in usd per share)	2.54
Vested and exercisable (in usd per share)	$ 0
Weighted Average Remaining Contractual Life
Outstanding	8 years 4 months 24 days	9 years 4 months 24 days
Vested and expected to vest	8 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding	$ 46	$ 0
Exercisable	0
Vested and expected to vest	46
Vested and exercisable	$ 0
Service, performance and market-based vesting stock options | Previously Reported
Number of Shares
Outstanding (in shares)	15,562,500
Outstanding (in shares)		15,562,500
Weighted-Average Exercise Price
Outstanding (in usd per share)	$ 2.09
Outstanding (in usd per share)		$ 2.09
Service, performance and market-based vesting stock options | Revision of Prior Period, Adjustment
Number of Shares
Outstanding (in shares)	(2,704,918)
Outstanding (in shares)		(2,704,918)
Weighted-Average Exercise Price
Outstanding (in usd per share)	$ 0.44
Outstanding (in usd per share)		$ 0.44